Employees (Tables)	12 Months Ended
Dec. 31, 2023
Employees [Abstract]
Schedule of Employees
	Year ended December 31,
	2023 $’000	2022 $’000	2021 $’000
Staff costs comprised:
Directors’ salaries (including bonus)	929	554	2,526
Employees’ wages, salaries and bonus	1,777	2,014	1,856
Social security costs	136	135	176
Recruitment fees	24	197	242
Share based payment (credit) / charge	1,730	(1,410)	5,173
	4,596	1,490	9,973
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	3	8
Corporate and administration	6	6	5
	9	9	13